American Maturity Life
Insurance Company
Separate Account
AMLVA

Financial Statements as of December 31, 2024 and for
the years ended December 31, 2024 and 2023 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit and Risk Committee of the Board of Directors of
Everlake US Holdings Company and the Contractholders of
American Maturity Life Insurance Company Separate Account AMLVA

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of American Maturity Life Insurance Company Separate Account AMLVA (the "Account") listed in Appendix A, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 7, 2025

We have served as the auditor of the Account since 2000.

American Maturity Life Insurance Company Separate Account AMLVA Appendix A

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
BNY Mellon VIF Appreciation Portfolio - Initial Shares	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
BNY Mellon VIF, Opportunistic Small Cap Portfolio - Initial Shares	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Capital Growth VIP - Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Core Equity VIP - Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Government Money Market VIP - Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Janus Henderson VIT Balanced Portfolio - Institutional Shares	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Janus Henderson VIT Global Research Portfolio - Institutional Shares	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Neuberger Berman AMT Sustainable Equity Portfolio - Class I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF NET ASSETS
As of December 31, 2024

		BNY Mellon VIF,
	BNY Mellon VIF	Opportunistic	DWS		DWS
	Appreciation	Small Cap	Capital Growth	DWS	Government
	Portfolio -	Portfolio -	VIP -	Core Equity VIP -	Money Market
	Initial Shares	Initial Shares	Class A	Class A	VIP - Class A
ASSETS
Investments, at fair value	$2,975,610	$767,249	$1,309,931	$2,636,459	$1,250,368
Due from (to) American Maturity Life Insurance Company	201,090	(201,090)	—	—	—
Total assets	$3,176,700	$566,159	$1,309,931	$2,636,459	$1,250,368
NET ASSETS
Accumulation units	$3,147,547	$566,159	$1,307,377	$2,611,606	$1,239,776
Contracts in payout (annuitization) period	29,153	—	2,554	24,853	10,592
Total net assets	$3,176,700	$566,159	$1,309,931	$2,636,459	$1,250,368
FUND SHARE INFORMATION
Number of shares	81,546	17,614	29,791	191,742	1,250,368
Cost of investments	$2,927,733	$765,427	$869,481	$2,007,197	$1,250,368
UNIT VALUE	$79.27	$41.68	$103.99	$67.03	$10.80

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

		BNY Mellon VIF,
	BNY Mellon VIF	Opportunistic	DWS		DWS
	Appreciation	Small Cap	Capital Growth	DWS	Government
	Portfolio -	Portfolio -	VIP -	Core Equity VIP -	Money Market
	Initial Shares	Initial Shares	Class A	Class A	VIP - Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$13,379	$3,934	$2,280	$22,233	$63,393
Charges from: American Maturity
Life Insurance Company:
Mortality and expense risk	(21,073)	(3,807)	(7,975)	(16,980)	(8,618)
Administrative expense	(6,483)	(1,171)	(2,454)	(5,224)	(2,651)
Net investment income (loss)	(14,177)	(1,044)	(8,149)	29	52,124
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	635,343	31,955	188,939	301,220	261,047
Cost of investments sold	620,667	32,419	120,557	239,913	261,047
Realized gains (losses) on fund shares	14,676	(464)	68,382	61,307	—
Realized gain distributions	236,667	—	91,968	140,421	—
Net realized gains (losses)	251,343	(464)	160,350	201,728	—
Change in unrealized gains (losses)	137,054	10,995	121,779	248,844	—
Net realized and change in unrealized
gains (losses) on investments	388,397	10,531	282,129	450,572	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$374,220	$9,487	$273,980	$450,601	$52,124

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF NET ASSETS
As of December 31, 2024

		Janus Henderson
	Janus Henderson	VIT Global	Neuberger Berman
	VIT Balanced	Research	AMT Sustainable
	Portfolio -	Portfolio -	Equity
	Institutional	Institutional	Portfolio -
	Shares	Shares	Class I
ASSETS
Investments, at fair value	$1,228,620	$2,185,504	$1,897,298
Due from (to) American Maturity Life Insurance Company	—	—	—
Total assets	$1,228,620	$2,185,504	$1,897,298
NET ASSETS
Accumulation units	$1,138,039	$2,131,684	$1,859,107
Contracts in payout (annuitization) period	90,581	53,820	38,191
Total net assets	$1,228,620	$2,185,504	$1,897,298
FUND SHARE INFORMATION
Number of shares	23,987	30,103	47,516
Cost of investments	$705,128	$1,229,942	$1,283,379
UNIT VALUE	$88.28	$57.40	$20.06

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

		Janus Henderson
	Janus Henderson	VIT Global	Neuberger Berman
	VIT Balanced	Research	AMT Sustainable
	Portfolio -	Portfolio -	Equity
	Institutional	Institutional	Portfolio -
	Shares	Shares	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$25,024	$16,109	$4,188
Charges from: American Maturity
Life Insurance Company:
Mortality and expense risk	(8,077)	(14,095)	(12,347)
Administrative expense	(2,485)	(4,337)	(3,799)
Net investment income (loss)	14,462	(2,323)	(11,958)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	169,633	382,033	286,363
Cost of investments sold	100,173	215,800	197,420
Realized gains (losses) on fund shares	69,460	166,233	88,943
Realized gain distributions	—	68,703	90,217
Net realized gains (losses)	69,460	234,936	179,160
Change in unrealized gains (losses)	83,699	204,079	248,680
Net realized and change in unrealized
gains (losses) on investments	153,159	439,015	427,840
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$167,621	$436,692	$415,882
See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		BNY Mellon VIF,
	BNY Mellon VIF	Opportunistic	DWS		DWS
	Appreciation	Small Cap	Capital Growth	DWS	Government
	Portfolio -	Portfolio -	VIP -	Core Equity VIP -	Money Market
	Initial Shares	Initial Shares	Class A	Class A	VIP - Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,177)	$(1,044)	$(8,149)	$29	$52,124
Net realized gains (losses)	251,343	(464)	160,350	201,728	—
Change in unrealized gains (losses)	137,054	10,995	121,779	248,844	—
Increase (decrease) in net assets from operations	374,220	9,487	273,980	450,601	52,124
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,420	420	360	2,160	780
Transfers for contract benefits and terminations	(189,719)	(14,766)	(36,055)	(132,346)	(71,173)
Payments on termination	(153,517)	(7,462)	(10,801)	(102,834)	(136,556)
Contract maintenance charge	(287)	(40)	(119)	(240)	(194)
Transfers among the sub-accounts and with the
Fixed Account - net	(16,491)	7,070	(15,320)	(41,293)	46,888
Increase (decrease) in net assets from
contract transactions	(357,594)	(14,778)	(61,935)	(274,553)	(160,255)
INCREASE (DECREASE) IN NET ASSETS	16,626	(5,291)	212,045	176,048	(108,131)
NET ASSETS AT BEGINNING OF PERIOD	3,160,074	571,450	1,097,886	2,460,411	1,358,499
NET ASSETS AT END OF PERIOD	$3,176,700	$566,159	$1,309,931	$2,636,459	$1,250,368
UNITS OUTSTANDING
Units outstanding at beginning of period	44,586	14,220	13,254	43,702	130,921
Units issued	741	4,874	1,102	97	8,799
Units redeemed	(7,790)	(687)	(1,759)	(4,467)	(23,912)
Units outstanding at end of period	37,537	18,407	12,597	39,332	115,808

.

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		Janus Henderson
	Janus Henderson	VIT Global	Neuberger Berman
	VIT Balanced	Research	AMT Sustainable
	Portfolio -	Portfolio -	Equity
	Institutional	Institutional	Portfolio -
	Shares	Shares	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$14,462	$(2,323)	$(11,958)
Net realized gains (losses)	69,460	234,936	179,160
Change in unrealized gains (losses)	83,699	204,079	248,680
Increase (decrease) in net assets from operations	167,621	436,692	415,882
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	100	2,160	1,400
Transfers for contract benefits and terminations	(74,569)	(137,143)	(66,710)
Payments on termination	(51,709)	(88,684)	(74,785)
Contract maintenance charge	(160)	(306)	(154)
Transfers among the sub-accounts and with the
Fixed Account - net	(28,068)	(72,978)	(127,082)
Increase (decrease) in net assets from
contract transactions	(154,406)	(296,951)	(267,331)
INCREASE (DECREASE) IN NET ASSETS	13,215	139,741	148,551
NET ASSETS AT BEGINNING OF PERIOD	1,215,405	2,045,763	1,748,747
NET ASSETS AT END OF PERIOD	$1,228,620	$2,185,504	$1,897,298
UNITS OUTSTANDING
Units outstanding at beginning of period	15,757	43,670	108,789
Units issued	61	1,173	216
Units redeemed	(1,901)	(6,769)	(14,409)
Units outstanding at end of period	13,917	38,074	94,596

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		BNY Mellon VIF,
	BNY Mellon VIF	Opportunistic	DWS		DWS
	Appreciation	Small Cap	Capital Growth	DWS	Government
	Portfolio -	Portfolio -	VIP -	Core Equity VIP -	Money Market
	Initial Shares	Initial Shares	Class A	Class A	VIP - Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,159)	$(2,809)	$(7,473)	$2,064	$50,849
Net realized gains (losses)	224,081	10,610	47,110	146,393	—
Change in unrealized gains (losses)	332,914	36,462	264,439	356,020	—
Increase (decrease) in net assets from operations	552,836	44,263	304,076	504,477	50,849
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,615	440	360	2,285	990
Transfers for contract benefits and terminations	(100,459)	(3,388)	(7,024)	(78,096)	(9,598)
Payments on termination	(171,415)	(2,279)	(8,982)	(46,885)	(66,187)
Contract maintenance charge	(371)	(50)	(134)	(244)	(262)
Transfers among the sub-accounts and with the
Fixed Account - net	(26,161)	11,966	(15,884)	(151,623)	63,528
Increase (decrease) in net assets from
contract transactions	(295,791)	6,689	(31,664)	(274,563)	(11,529)
INCREASE (DECREASE) IN NET ASSETS	257,045	50,952	272,412	229,914	39,320
NET ASSETS AT BEGINNING OF PERIOD	2,903,029	520,498	825,474	2,230,497	1,319,179
NET ASSETS AT END OF PERIOD	$3,160,074	$571,450	$1,097,886	$2,460,411	$1,358,499
UNITS OUTSTANDING
Units outstanding at beginning of period	49,130	14,035	13,693	49,329	132,020
Units issued	449	417	58	434	7,582
Units redeemed	(4,993)	(232)	(497)	(6,061)	(8,681)
Units outstanding at end of period	44,586	14,220	13,254	43,702	130,921

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Janus Henderson
	Janus Henderson	VIT Global	Neuberger Berman
	VIT Balanced	Research	AMT Sustainable
	Portfolio -	Portfolio -	Equity
	Institutional	Institutional	Portfolio -
	Shares	Shares	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$14,087	$1,599	$(8,133)
Net realized gains (losses)	85,887	110,706	41,745
Change in unrealized gains (losses)	65,010	321,516	337,481
Increase (decrease) in net assets from operations	164,984	433,821	371,093
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	135	2,285	1,490
Transfers for contract benefits and terminations	(9,007)	(47,328)	(62,582)
Payments on termination	(114,345)	(39,596)	(46,368)
Contract maintenance charge	(144)	(327)	(168)
Transfers among the sub-accounts and with the
Fixed Account - net	(121,050)	(77,801)	(15,856)
Increase (decrease) in net assets from
contract transactions	(244,411)	(162,767)	(123,484)
INCREASE (DECREASE) IN NET ASSETS	(79,427)	271,054	247,609
NET ASSETS AT BEGINNING OF PERIOD	1,294,832	1,774,709	1,501,138
NET ASSETS AT END OF PERIOD	$1,215,405	$2,045,763	$1,748,747
UNITS OUTSTANDING
Units outstanding at beginning of period	19,210	47,623	117,505
Units issued	126	254	637
Units redeemed	(3,579)	(4,207)	(9,353)
Units outstanding at end of period	15,757	43,670	108,789
.
See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA
NOTES TO FINANCIAL STATEMENTS

1. Organization
American Maturity Life Insurance Company Separate Account AMLVA (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of American Maturity Life Insurance Company (“American Maturity”). The assets of the Account are legally segregated from those of American Maturity. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In April 2018, American Maturity's direct parent, Hartford Life International Holding Company, was dissolved and American Maturity became a direct subsidiary of Talcott Resolution Life Insurance Company (“TL”), formerly Hartford Life Insurance Company, which is a subsidiary of Talcott Resolution Life, Inc. (“TLI”) (formerly Hartford Life, Inc.). In May 2018, Hartford Holdings, Inc., an indirect parent company of American Maturity and direct wholly owned subsidiary of The Hartford Financial Services Group, Inc., sold all of the issued and outstanding equity of TLI to a group of investors. This transaction did not have a material impact to American Maturity's surplus.
In July 2001, American Maturity entered into an administrative services agreement (the “Agreement”) with Glenbrook Life and Annuity Company (“Glenbrook Life”), whereby Glenbrook Life agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. In January 2005, Glenbrook Life merged into Allstate Life Insurance Company (“ALIC”). ALIC was the surviving legal entity and Glenbrook Life no longer exists as a legal entity. As a result of the merger, ALIC assumed Glenbrook Life’s responsibilities and obligations under the Agreement. The underlying terms and conditions of the Agreement remain unchanged.
On June 1, 2006, ALIC appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative services agreement between ALIC and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (“ELIC", formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC.
The obligations of Prudential for the administration of the respective Separate Accounts under the Sub-contracting Agreement are to ELIC and ELIC continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish American Maturity’s obligations to the variable annuity contractholders. American Maturity is responsible for all contract terms and conditions of the underlying variable annuities.
American Maturity issued the AARP Variable Annuity and AARP Variable Annuity NY contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new contractholders. Absent any contract provisions wherein American Maturity contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios (“Fund” or “Funds”) in which they invest:

BNY Mellon VIF Appreciation Portfolio - Initial Shares
BNY Mellon VIF, Opportunistic Small Cap Portfolio - Initial Shares
DWS Capital Growth VIP - Class A
DWS Core Equity VIP - Class A
DWS Government Money Market VIP - Class A
Janus Henderson VIT Balanced Portfolio - Institutional Shares
Janus Henderson VIT Global Research Portfolio - Institutional Shares
Neuberger Berman AMT Sustainable Equity Portfolio - Class I

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA
NOTES TO FINANCIAL STATEMENTS

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the American Maturity general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Separate Account is engaged in a single line of business as a registered unit investment trust and is divided into various subaccounts for variable annuity contracts with the assets owned by the contract owners. Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (“CODM”) manages the activities of the Separate Account using information of each subaccount. The accounting policies of the Separate Account’s segments are the same as those described in the summary of significant accounting policies (see Note 3).
The Separate Account has identified the Chief Executive Officer of ELIC as the CODM as the Separate Account does not have employees and is not a separate legal entity. The CODM uses increase (decrease) in net assets resulting from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Separate Account. The measure of segment assets is reported on the Statements of Net Assets as Total Net Assets. Refer to the Statements of Operations and Changes in Net Assets, Financial Highlights and the related footnotes for each subaccount’s operating segment results. All assets and revenue are generated in the U.S. and there is no customer greater than 10% of the results for all periods presented.
Subsequent Event - Subsequent events were evaluated through April 7, 2025.

2. Portfolio Changes
There were no portfolio changes during the years ended December 31, 2024 and 2023.

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of American Maturity. American Maturity is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA
NOTES TO FINANCIAL STATEMENTS

no liability for unrecognized tax benefits as of December 31, 2024 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return is 5.00%. The mortality risk is fully borne by American Maturity and may result in additional amounts being transferred into the Account by American Maturity to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from American Maturity but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to American Maturity. A payable is established for amounts payable to American Maturity from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statements of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the     asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal Charge - In the event of withdrawal of account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge is 5.00% of the amount withdrawn prior to the second anniversary of any purchase payment and is reduced by 1.00% each year in years 2 through 5. In year 6 and subsequent, there is no withdrawal charge. This charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
Mortality and Expense Risk Charge - American Maturity assumes mortality and expense risks related to the operations of the Account and deducts a charge daily at a rate equal to 0.65% per annum of the daily net assets of the Account. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statements of Operations. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charge will not be sufficient in the future to cover the cost of administering the contract.
Administrative Expense Charge - American Maturity deducts an administrative expense charge daily at a rate equal to 0.20% per annum of the daily net assets of the Account. The administrative expense charge is recognized as a reduction in unit values and reported on the Statements of Operations.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA
NOTES TO FINANCIAL STATEMENTS

Contract Maintenance Charge - American Maturity deducts an annual contract maintenance charge of $25 on each contract anniversary. This charge will be waived if certain conditions are met. This charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2024 was as follows:

Purchases
BNY Mellon VIF Appreciation Portfolio - Initial Shares	$299,148
BNY Mellon VIF, Opportunistic Small Cap Portfolio - Initial Shares	217,223
DWS Capital Growth VIP - Class A	210,824
DWS Core Equity VIP - Class A	167,116
DWS Government Money Market VIP - Class A	152,916
Janus Henderson VIT Balanced Portfolio - Institutional Shares	29,688
Janus Henderson VIT Global Research Portfolio - Institutional Shares	151,462
Neuberger Berman AMT Sustainable Equity Portfolio - Class I	97,291

7. Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios excluding expenses of the underlying Funds, and total return ratios by sub-account is presented below for each of the five years in the period ended December 31, 2024.
Items in the following table are notated as follows:
* Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
** Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,

	Units Outstanding	Unit	Net Assets	Investment	Expense	Total
	(000s)	Value	(000s)	Income Ratio*	Ratio**	Return***

	BNY Mellon VIF Appreciation Portfolio - Initial Shares
2024	38	$79.27	$2,976	0.42%	0.85%	11.85%
2023	45	70.88	3,160	0.71	0.85	19.95
2022	49	59.09	2,903	0.67	0.85	(18.76)
2021	53	72.73	3,828	0.44	0.85	26.06
2020	56	57.70	3,205	0.79	0.85	22.64

	BNY Mellon VIF, Opportunistic Small Cap Portfolio - Initial Shares
2024	18	41.68	767	0.68	0.85	3.73
2023	14	40.19	571	0.32	0.85	8.36
2022	14	37.09	520	—	0.85	(17.32)
2021	14	44.86	639	0.11	0.85	15.48
2020	15	38.85	573	0.64	0.85	18.88

	DWS Capital Growth VIP - Class A
2024	13	103.99	1,310	0.19	0.85	25.54
2023	13	82.83	1,098	0.07	0.85	37.41
2022	14	60.28	825	0.10	0.85	(31.32)
2021	16	87.78	1,387	0.21	0.85	21.74
2020	17	72.10	1,215	0.48	0.85	37.87

	DWS Core Equity VIP - Class A
2024	39	67.03	2,636	0.86	0.85	19.06
2023	44	56.30	2,460	0.94	0.85	24.51
2022	49	45.22	2,230	0.80	0.85	(16.24)
2021	52	53.99	2,802	0.76	0.85	24.24
2020	54	43.45	2,350	1.38	0.85	15.15

	DWS Government Money Market VIP - Class A
2024	116	10.80	1,250	4.81	0.85	4.05
2023	131	10.38	1,358	4.64	0.85	3.87
2022	132	9.99	1,319	1.24	0.85	0.26
2021	155	9.97	1,544	<0.01	0.85	(0.84)
2020	49	10.05	494	0.21	0.85	(0.61)

	Janus Henderson VIT Balanced Portfolio - Institutional Shares
2024	14	88.28	1,229	2.03	0.85	14.44
2023	16	77.14	1,215	2.03	0.85	14.44
2022	19	67.40	1,295	1.20	0.85	(17.11)
2021	22	81.32	1,819	0.91	0.85	16.20
2020	23	69.98	1,619	1.82	0.85	13.34

	Janus Henderson VIT Global Research Portfolio - Institutional Shares
2024	38	57.40	2,186	0.75	0.85	22.53
2023	44	46.85	2,046	0.93	0.85	25.71
2022	48	37.27	1,775	1.05	0.85	(20.09)
2021	51	46.64	2,360	0.52	0.85	17.09
2020	52	39.83	2,076	0.73	0.85	19.04

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,

	Units Outstanding	Unit	Net Assets	Investment	Expense	Total
	(000s)	Value	(000s)	Income Ratio*	Ratio**	Return***

	Neuberger Berman AMT Sustainable Equity Portfolio - Class I
2024	95	$20.06	$1,897	0.22%	0.85%	24.77%
2023	109	16.07	1,749	0.34	0.85	25.83
2022	118	12.78	1,501	0.41	0.85	(19.14)
2021	135	15.80	2,133	0.38	0.85	22.43
2020	141	12.90	1,827	0.62	0.85	18.55